U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 50249

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1. Name and address of issuer:
Stepstone Funds
680 East Swedesford Road
Wayne, Pa 19087

2. Name of each series or class of funds for which this notice is filed:
Treasury Money Market
Money Market
California Tax Free Money Market
Growth
Convertible Securities
Value Momentum
Blue Chip Growth
Balanced
Emerging Growth
Limited Maturity
California Tax Free
International Equit
Government Securities
Intermediate Term Bond

3. Investment Company Act File Number:  811-6192

    Securities Act File Number:  33-37687

4. Last day of fiscal year for which this notice is filed:
January 31, 1996.


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                             [   ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: 0

8 Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: 0

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9. Number and aggregate sale price of securities sold during the fiscal year:
Dollars $6,517,148,418
Shares    6,183,029,001

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
Dollars $6,436,944,363
Shares    6,147,193,571


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable
 (see Instruction B.7):
Dollars $80,204,055
Shares    35,835,430



12 Calculation of registration fee:


     (I)     Aggregate sale price of securities sold during the fiscal
              year in reliance on rule 24f-2 (from Item 10):                              $6,436,944,363
     (ii)    Aggregate price of shares issued in connection with
              dividend reinvestment plans (from Item 11, if applicable):          +     80,204,055
     (iii)   Aggregate price of shares redeemed or repurchased during
             	the fiscal year (if applicable):                                                      - 6,119,428,012
     (iv)   Aggregate price of shares redeemed or repurchased and
              previously applied as a reduction to filing fees pursuant to
              rule 24e-2 (if applicable):                                                          +0
     (v)     Net Aggregate price of securities sold and issued during
              the fiscal year in reliance on rule 24f-2 [line (i), plus line
              (ii), less line (iii), plus line (iv)] (if applicable):		          397,706,376
     (vi)    Multiplier prescribed by Section 6(b) of the Securities Act
              of 1933 or other applicable law or regulation (see                       x1/29th
              instruction C.6):
     (vii)   Fee due [line (i) or line (v) multiplied by line (vi)]:                          $137,140.13


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of
 Informal and Other Procedures (17 CFR 202.3a).

                [X]

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: March 25, 1996

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/Jeffrey A Cohen

			           Jeffrey A Cohen, Controller

        Date March 22, 1996

March 22, 1996

Securities & Exchange Commission
450 5th Street, N.W.
Washington, DC  20549

Ladies and Gentlemen:

Stepstone Funds, (the "Trust") is a trust organized under the laws of the Commonwealth of Massachusetts with its principal place of business in Boston, Massachusetts. The Trust is about to file a Rule 24f-2 Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, for the purpose of making definite the number of shares of beneficial interest ("Shares") which it has registered under the Securities Act of 1933, as amended, and which it sold during its fiscal year ended January 31, 1996.

As counsel to SEI Financial Services Company, I have examined copies, either certified or otherwise proved to be genuine, of its Agreement and Declaration of Trust, and By-Laws, as now in effect, the minutes of meetings of its Trustees and other documents relating to the Trust's organization and operation, as I have deemed necessary in rendering this opinion. I have been advised that during its fiscal year ended January 31, 1996, the Trust sold Shares 6,183,029,001
( including Dividend Reinvestment Plan Shares), at an aggregate sales price of $ 6,517,148,418 and redeemed 5,911,309,344 shares having an aggregate redemption price of $6,119,442,012. Based upon the foregoing, it is my opinion that:

	1.	The Trust is authorized to issue an unlimited number
of Shares, including those Shares now issued and outstanding. Under Massachusetts law, such Shares which were issued and subsequently were redeemed by the Trust may be resold.

	2.	The  6,183,029,001 Shares sold during the Trust's
fiscal year ended January 31, 1996, the registration of which will be made definite by the filing of a Rule 24f-2 Notice, were legally issued, fully paid and non-assessable. I express no legal opinion with respect to compliance with the Securities Act of 1933, the Investment Company Act of 1940 or applicable state securities laws in connection with the sale of such Shares.










<PAGE 5>

Securities and Exchange Commission
Page Two
March 22, 1996

The Trust is an entity of the type commonly known as a "Massachusetts business trust". Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The Declaration of Trust states that creditors of, contractors with and claimants against the Trust shall look only to the assets of the Trust for payment. It also requires that notice of such disclaimer be given in each contract or instrument made or issued by the officers or the Trustees of the Trust on behalf of the Trust. The Declaration of Trust further provides: (i) for indemnification out of Trust assets for all loss and expense of any shareholder held personally liable for the obligations of the Trust by virtue of ownership of Shares of the Trust; and (ii) for the Trust to assume the defense of any claim against the shareholder for any act or obligation of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations.

I hereby consent to this opinion accompanying the Rule 24f-2 Notice which the Trust is about to file with the Securities and Exchange Commission.

Very truly yours,


/s/ Kevin P Robins
Kevin P Robins, Esquire